Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2022	Jan. 31, 2021
Income Statement [Abstract]
Revenues	$ 1,811,041	$ 1,277,327	$ 3,636,050	$ 3,770,813
Costs of services	39,349	16,119	85,429	730,343
Gross profit	1,771,692	1,261,208	3,550,621	3,040,470
Costs and expenses:
Consulting expense	309,545	126,212	675,180	391,206
Marketing	23,945	12,838	67,771	21,620
Rent	11,869	12,718	34,480	39,516
Payroll and payroll related expenses	1,241,332	857,228	3,032,987	2,153,561
General and administrative costs	320,724	159,554	1,277,146	235,054
Total costs and expenses	1,907,415	1,168,550	5,087,564	2,840,957
Operating income (loss)	(135,723)	92,658	(1,536,943)	199,513
Other income (expense):
Interest expense	(20,573)	(30,126)	(90,844)	(53,690)
Debt forgiveness	1,904,302		1,904,302
Unrealized gain on equity securities			3,275,745
Total other income (expense)	1,883,729	(30,126)	5,089,203	(53,690)
Net income before taxes	1,748,006	62,532	3,552,260	145,823
Income tax provision (benefit)	(73,000)	19,890	548,000	42,288
Net income	$ 1,821,006	$ 42,642	$ 3,004,260	$ 103,535
Basic earnings per share	$ 0.64	$ 0.02	$ 1.16	$ 0.11
Diluted earnings per share	$ 0.63	$ 0.02	$ 1.14	$ 0.11
Weighted average number of common shares outstanding:
Basic	2,842,924	2,012,723	2,589,142	948,058
Diluted	2,882,825	2,012,729	2,629,043	948,058